NOTE 5 - PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	The Company's prepaid expenses and other assets at December 31, consisted of the following:

	December 31,
Category	2015	2014

Prepaid Insurance	$69,456	$44,101
Subscriptions	54,756	24,050
Vendor Prepayments	34,389	103,044
Deferred Valuation Expense Related To Endorser Agreements	353,802	-
Deferred Charges	31,546	98,953

Total Prepaid Expenses and Other Assets	$543,949	$270,148